Share Capital - Schedule of Outstanding Number and Weighted Average Exercise Prices (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Statement Line Items [Line Items]
Outstanding, Beginning Balance	461,000	260,000
Granted/issued		241,000
Exercised/settled		(10,000)
Expired		(20,000)
Forfeited		(10,000)
Outstanding, Ending Balance		461,000
Exercisable, Ending Balance		270,665
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 5.59	$ 6.34
Weighted Average Exercise Price, Granted/issued | $ / shares		4.68
Weighted Average Exercise Price, Exercised/settled | $ / shares		2.85
Weighted Average Exercise Price, Expired | $ / shares		5.78
Weighted Average Exercise Price, Forfeited | $ / shares		4.75
Weighted Average Exercise Price, Ending Balance | $ / shares		5.59
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares		$ 5.91
Warrants [Member]
Statement Line Items [Line Items]
Outstanding, Beginning Balance	1,092,500	370,209
Granted/issued	1,448,488	1,092,500
Exercised/settled	(2,400)	(370,209)
Expired
Forfeited
Outstanding, Ending Balance	2,538,588	1,092,500
Exercisable, Ending Balance	2,538,588	1,092,500
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 7.00	$ 2.50
Weighted Average Exercise Price, Granted/issued | $ / shares	5.23	7.00
Weighted Average Exercise Price, Exercised/settled | $ / shares	3.45	2.50
Weighted Average Exercise Price, Expired | $ / shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Exercise Price, Ending Balance | $ / shares	6	7.00
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares	$ 6	$ 7.00
Restricted Stock Units (RSUs) [Member]
Statement Line Items [Line Items]
Outstanding, Beginning Balance	572,486	352,571
Granted/issued	291,002	369,795
Exercised/settled	(224,750)	(39,833)
Expired	(17,877)
Forfeited	(99,806)	(110,047)
Outstanding, Ending Balance		572,486
Deferred Stock Units (DSUs) [Member]
Statement Line Items [Line Items]
Outstanding, Beginning Balance	467,572	372,499
Granted/issued	165,350	95,073
Exercised/settled	(193,507)
Expired
Forfeited
Outstanding, Ending Balance		467,572
Canadian Dollars [Member]
Statement Line Items [Line Items]
Outstanding, Beginning Balance	461,000
Granted/issued	944,895
Exercised/settled	(219,212)
Expired	(236,517)
Forfeited	(8,004)
Outstanding, Ending Balance	942,163	461,000
Exercisable, Ending Balance	582,651
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 5.59
Weighted Average Exercise Price, Granted/issued | $ / shares	3.32
Weighted Average Exercise Price, Exercised/settled | $ / shares	1.89
Weighted Average Exercise Price, Expired | $ / shares	4.86
Weighted Average Exercise Price, Forfeited | $ / shares	4.75
Weighted Average Exercise Price, Ending Balance | $ / shares	4.36	$ 5.59
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares	$ 4.86